Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions
Note M - Related Party Transactions
Certain directors, executive officers and companies with which they are affiliated were loan customers during 2021. A summary of activity on these borrower relationships with aggregate debt greater than $120 is as follows:
Total loans at January 1, 2021	$2,729
New loans	16,401
Repayments	(472)
Other changes	(810)
Total loans at December 31, 2021	$17,848

Other changes include adjustments for loans applicable to one reporting period that are excludable from the other reporting period, such as changes in persons classified as directors, executive officers and companies’ affiliates.
Deposits from principal officers, directors, and their affiliates at year-end 2021 and 2020 were $110,405 and $94,056.  In addition, the Company had promissory notes outstanding with directors and their affiliates totaling $2,138 at year-end 2021 and $3,198 at year-end 2020.  The interest rates ranged from 1.00% to 2.85%, with terms ranging from 12 to 24 months.